Accumulated Other Comprehensive (Loss) Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of other comprehensive income reclassification adjustments

	Three Months Ended September 30, 2013				Nine Months Ended September 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	2,560	132	2,692	Other comprehensive income before reclassifications	8,945	249	9,194
Amounts reclassified from AOCI	294	—	294	Amounts reclassified from AOCI	889	—	889
Income tax effect	(1,007)	(47)	(1,054)	Income tax effect	(3,471)	(88)	(3,559)

Net increase in other comprehensive income	1,847	85	1,932	Net increase in other comprehensive income	6,363	161	6,524

Balance at September 30, 2013	$(6,568)	$601	$(5,967)	Balance at September 30, 2013	$(6,568)	$601	$(5,967)

	Three Months Ended September 30, 2012				Nine Months Ended September 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at June 30, 2012	$(17,071)	$115	$(16,956)	Balance at December 31, 2011	$(19,764)	$127	$(19,637)
Other comprehensive income before reclassifications	2,256	362	2,618	Other comprehensive income before reclassifications	5,651	345	5,996
Amounts reclassified from AOCI	301	—	301	Amounts reclassified from AOCI	911	—	911
Income tax effect	(904)	—	(904)	Income tax effect	(2,216)	5	(2,211)

Net increase in other comprehensive income	1,653	362	2,015	Net increase in other comprehensive income	4,346	350	4,696

Balance at September 30, 2012	$(15,418)	$477	$(14,941)	Balance at September 30, 2012	$(15,418)	$477	$(14,941)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Schedule of classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income

	Three Months Ended		Nine Months Ended		Condensed, Consolidated Statements of Operations Classification
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(12)	$(19)	$(42)	$(64)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(282)	(847)	(847)	Other expenses

	(294)	(301)	(889)	(911)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	—	—	—	Selling, general and administrative

	—	—	—	—

Total reclassifications	$(294)	$(301)	$(889)	$(911)